Supplement to Prospectus
                                       of

                     Wright Managed Growth with Income Fund

                                dated May 1, 2001
                          as supplemented July 23, 2001

On December 13, 2001, the Trustees of The Wright Asset Allocation Trust voted to terminate the Individual Share class of Wright Managed Growth with Income Fund, effective December 28, 2001.

As of the date of this Supplement, shares of the Individual Share class of Wright Managed Growth with Income Fund are no longer available for purchase. Contact the Principal Underwriter or your broker for the latest information.

December 13, 2001


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                Supplement to Statement of Additional Information
                                       of

                     Wright Managed Growth with Income Fund

                                dated May 1, 2001
                          as supplemented July 23, 2001

On December 13, 2001, the Trustees of The Wright Asset Allocation Trust voted to terminate the Individual Share class of Wright Managed Growth with Income Fund, effective December 28, 2001.

As of the date of this Supplement, shares of the Individual Share class of Wright Managed Growth with Income Fund are no longer available for purchase. Contact the Principal Underwriter or your broker for the latest information.

December 13, 2001